UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if amendment [X]; Amendment Number: 1
This Amendment (Check only one.):	[    ] is a restatement.
					[X] adds new holdings
					        entries.

Institutional Investment Manager Filing this Report:

Name: 		Douglas, Noyes & Co., Inc.
Address:	50 Broad Street, 12 FL
		New York, NY 10004

Form 13F File Number:   28-6442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Shailer
Title:		Executive Vice-President
Phone:		(212)668-3040

Signature, Place, and Date of Signing:

David R. Shailer			New York, NY		2/25/00
Signature				City, State			Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s.).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F SUMMARY



Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 77

Form 13F Information Table Value Total:	$ 138,838
						(Thousands)

List of Other Included Managers: None

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       ,   ,   ,   ,   ,   ,   ,   ,   ,   ,   ,   ,,,
,,,,,,,,,voting,authority,,,,
,,,value,sheres/,sh/,put/,invstmt,other,,,,,,
name of issuer,title of class,cusip,(x$1000),prn amt,prn,call, dscretn,managers,sole,shared,none,,,
-----------------,--------------,-------,-----------------,
-----------------,----------,-------,-------,------------,-------,-------,-------,,,
,,,,,,,,,,,,,,
ABBOTT LABS,common,00282410," 1,648 ",35200,,,X,,1200,,34000,,,
ABERCROMBIE & FITCH CO. CL A,common,002896207," 1,688 ",18300,,,X,,,,18300,,,
AIRTOUCH COMMUNICATIONS,common,00949T10, 367 ,3800,, ,X,,,,3800,,,
ALLTEL CORP.,common,02003910, 384 ,6150,,,X,,,,6150,,,
AMERICAN INTL. GROUP,common,02687410," 4,814 ",39910,,,X,,,,39910,,,
AMERICAN TEL. & TEL.,common,00195710," 3,895 ",48800,,,X,,1900,,46900,,,
ANHEUSER-BUSCH,common,03522910, 390 ,5122,,,X,,,,5122,,,
APOLLO GROUP INC.,common,037604105, 944 ,31600,,,X,,,,31600,,,
BANK OF NEW YORK,common,06405710," 5,189 ",144382,,,X,,5000,,139382
BANK ONE CORP.,common,06423a103, 656 ,11920,,,X,,,,11920
BAUSCH & LOMB INC.,common,071707103," 2,399 ",36900,,,X,,450,,36450
BELLSOUTH CORP.,common,07986010," 3,206 ",80034,,,X,,3400,,76634
BEST FOODS,common,08658u101, 353 ,7500,,,X,,3000,,4500
BP AMOCO,common,055622104, 487 ,4823,,,X,,,,4823
BRISTOL-MYERS SQUIBB,common,11012210," 3,777 ",58900,,,X,,10000,,48900
CAROLINA POWER & LIGHT,common,144141108, 233 ,6150,,,X,,2500,,3650
CHANCELLOR MEDIA CORP,common,158915108," 1,607 ",34100,,,X,,700,,33400
CINCINNATTI BELL,common,171870108, 240 ,10700,,,X,,3500,,7200
CISCO SYSTEMS INC.,common,17275R10," 10,994 ",100344,,,X,,3375,,96969
CNF TRANSPORTATION INC. PREFERRED,preferred,12612V20, 254 ,5750,,,X,,2000,,3750
COCA COLA,common,19121610, 870 ,14175,,,X,,10000,,4175
COCA COLA ENTERPRISES,common,19121910," 4,565 ",150907,,,X,,4500,,146407
COLGATE-PALMOLIVE,common,19416210," 1,700 ",18475,,,X,,2200,,16275
COMPAQ COMPUTER,common,20449310," 2,735 ",86325,,,X,,1700,,84625
CONVERGYS CORP,common,212485106, 781 ,45600,,,X,,1600,,44000
CORNERSTONE PPTYS,common,21922h103, 271 ,18500,,,X,,,,18500
DAYTON HUDSON,common,23975310," 2,323 ",34870,,,X,,,,34870
DISNEY WALT PRODTNS.,common,25468710, 510 ,16400,,,X,,,,16400
DUKE ENERGY,common,26439910," 1,050 ",19150,,,X,,1700,,17450
E M C CORP,common,26864810," 5,206 ",40750,,,X,,,,40750
EDISON INTERNATIONAL,common,28102010, 552 ,24800,,,X,,7300,,17500
EL PASO ENERGY CORP.,common,283905107," 2,543 ",77790,,,X,,3000,,74790
ENERGY EAST CORP.,common,29266m109, 315 ,6000,,,X,,2500,,3500
ENTERGY CORP.,common,29364g103, 421 ,15300,,,X,,5500,,9800
ETHAN ALLEN INTERIORS INC.,common,297602104," 2,982 ",71750,,,X,,2000,,69750
FEDERAL NATIONAL MORTGAGE,common,31358610," 2,535 ",36600,,,X,,,,36600
FLOWER INDS INC,common,34349610, 452 ,18375,,,X,,3500,,14875
GENERAL ELECTRIC,common,36960410," 5,874 ",53097,,,X,,5400,,47697
GENZYME,common,37291710, 917 ,18175,,,X,,,,18175
GILLETTE CO.,common,37576610, 413 ,6950,,,X,,1200,,5750
HANDLEMAN COMPANY,common,410252100," 1,218 ",91100,,,X,,,,91100
INTL. BUSINESS MACH,common,45920010," 7,220 ",40733,,,X,,1400,,39333
JACOR COMMUNICATIONS,common,469858401," 1,938 ",25500,,,X,,,,25500
JOHNSON & JOHNSON,common,47816010," 2,050 ",21925,,,X,,,,21925
KANSAS CITY SOUTHERN,common,48517010, 342 ,6000,,,X,,,,6000
KINDER MORGAN ENERGY,common,49455010, 234 ,6750,,,X,,1500,,5250
LOWES COS,common,548661107," 1,767 ",29200,,,X,,,,29200
LUCENT TECHNOLOGIES INC.,common,54946310," 3,203 ",29660,,,X,,,,29660
MCI WORLDCOM INC.,common,55268b106," 4,178 ",47175,,,X,,,,47175
MDU RES GROUP INC.,common,552690109, 369 ,16125,,,X,,6000,,10125
MEDIAONE GROUP INC ,common,58440j104, 216 ,3400,,,X,,,,3400
MEDTRONIC INC.,common,58505510," 1,528 ",21266,,,X,,,,21266
MELLON BANK CORP.,common,58550910, 320 ,4550,,,X,,,,4550
MERCK & CO. INC.,common,58933110," 6,065 ",75700,,,X,,7200,,68500
MERRILL LYNCH COX STRYPES,preferred,59018877, 999 ,16500,,,X,,6500,,10000
MOBIL OIL CORP.,common,60705910, 342 ,3882,,,X,,,,3882
MORGAN STANLEY DEAN WITTER,common,61744644b," 1,179 ",11800,,,X,,,,11800
NOKIA CORP.ADR CL A,common,654902204," 1,534 ",9850,,,X,,,,9850
NORTHERN TRUST,common,66585910, 355 ,4000,,,X,,,,4000
PEPSI BOTTLING GROUP,common,713409100, 542 ,25000,,,X,,,,25000
PEPSICO INC.,common,71344810, 400 ,10200,,,X,,,,10200
PFIZER INC.,common,71708110, 711 ,5125,,,X,,,,5125
PITNEY BOWES INC.,common,72447910," 1,179 ",18500,,,X,,,,18500
PROCTER & GAMBLE,common,74271810," 1,146 ",11700,,,X,,,,11700
PURCHASESOFT INC.,common,746145101, 11 ,12500,,,X,,,,12500
SCHERING-PLOUGH CORP,common,80660510, 387 ,7000,,,X,,,,7000
SCHLUMBERGER,common,80685710, 466 ,7750,,,X,,,,7750
STATE STREET CORP.,common,857477103," 1,789 ",21750,,,X,,,,21750
SYLVAN LEARNING SYSTEMS,common,871399101," 1,350 ",49300,,,X,,,,49300
TANDY CORP.,common,87538210," 4,532 ",71025,,,X,,2000,,69025
THE CHUBB CORP.,common,171232101, 902 ,15400,,,X,,,,15400
TIFFANY & CO. NEW,common,88654710," 2,799 ",37450,,,X,,,,37450
U S WEST INC NEW COM ,common,91273H101, 229 ,4160,,,X,,,,4160
WAL MART STORES INC.,common,93114210, 424 ,4600,,,X,,,,4600
WELLS FARGO & CO.,common,949746101,2453,69950,,,X,,,,69950
WILLIAMS COS INC.,common,96945710,352,8900,,,X,,,,8900
XEROX CORP.,common,984121103,3569,67800,,,X,,1000,,66800

